Share-Based Compensation - Additional Share Based Compensation Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total intrinsic value of options exercised and shares vested	$ 12	$ 33	$ 42
Fair value of shares vested	$ 14	36	32
Cash received from share award exercises		$ 8	$ 10